SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issuance of shares			3,480,000
Proceeds from common stock for services		$ 2,404,000	$ 626,000
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Issuance of shares			3,480,000
Value for bonus shares			$ 52,200
Outstanding debt [member]
IfrsStatementLineItems [Line Items]
Issuance of shares			5,477,965
Value for bonus shares			$ 136,949
Share price			$ 0.025
HealthTab [member]
IfrsStatementLineItems [Line Items]
Issuance of shares			2,000,000
Value for acquisition			$ 100,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of common shares against subscriptions		$ 10,000
Issuance of shares		275,000
Proceeds from common stock for services		$ 38,500